Related Party Transactions - Narrative (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
OPAP S.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Ownership interest held by related party investee (as a percent)	33.00%	33.00%
Ringmaster S.r.l.
Related Party Transaction [Line Items]
Investment, equity method	$ 0.8		$ 0.6
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)	50.00%	50.00%
Yeonama Holdings Co. Limited
Related Party Transaction [Line Items]
Investment, accounted for at cost	$ 23.1	€ 19.8	20.3
Yeonama Holdings Co. Limited | Entity with common director or management figure
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)	30.00%	30.00%
Connect Ventures One LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 4.7		4.2
Connect Ventures Two LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 3.8		$ 1.7